Equity (Details) - Schedule of Movement Warrant Activities			6 Months Ended
	Sep. 30, 2023 $ / shares shares		Mar. 31, 2024 $ / shares shares
Schedule of Movement Warrant Activities [Line Items]
Number of Shares Outstanding (in Shares) | shares	197,485	[1]	197,485	[1]
Weighted Average Exercise Price	$ 1.13		$ 1.13
Contractual Life in Years, Warrants Outstanding	2 years 11 months 12 days		2 years 5 months 12 days
Intrinsic Value, Warrants Outstanding
Ordinary shares number Outstanding, Warrants Exercisable as opening balance (in Shares) | shares	197,485	[1]	197,485	[1]
Weighted Average Exercise Price, Warrants Exercisable as opening balance	$ 1.13		$ 1.13
Contractual Life in Year, Warrants Exercisable as opening balance	2 years 11 months 12 days		2 years 5 months 12 days
Intrinsic Value, Warrants Exercisable
Number of Shares Outstanding, Granted (in Shares) | shares				[1]
Weighted Average Exercise Price Granted
Intrinsic Value, Warrants Granted
Ordinary Shares Number Outstanding, Warrants Exercises (in Shares) | shares				[1]
Weighted Average Exercise Price, Warrants Exercises
Intrinsic Value, Warrants Exercises
Ordinary Shares Number Outstanding, Warrants Expired (in Shares) | shares				[1]
Weighted Average Exercise Price, Warrants Expired
Intrinsic Value, Warrants Expired

[1]	The shares data are presented on a retrospective to reflect the 40 to 1 reverse share split.